Provisions - Disclosure of detailed information about movement in asset retirement provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Balance, beginning of year	$ 66,060	$ 0
Assumed in Acquisition	0	53,537
Accretion expense	2,889	2,246
Change in estimate	6,992	10,628
Reclamation undertaken during the year	(209)	(351)
Total asset retirement provisions, end of year	$ 75,732	$ 66,060